ENTITY-WIDE DISCLOSURE (Schedule of Long-Lived Assets by Geographical Location) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 21,298	$ 18,934
Israel
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	12,349	12,481
United states [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 8,949	$ 6,453